Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Secured Credit Facilities - Drybulk Segment	$ 605,618	$ 638,820
Secured Credit Facilities - Tanker Segment	290,945	303,979
Secured Credit Facilities - Drilling Segment	1,288,421	890,000
Term Loan B Facility - Drilling Segment	1,885,750	1,895,250
Less: Deferred financing costs and equity component of notes	(116,090)	(160,046)
Total debt	5,954,644	5,568,003
Less: Current portion	(1,578,092)	(1,660,168)
Long-term portion	4,376,552	3,907,835
5% Convertible Senior Unsecured Notes
5% Convertible Senior Unsecured Notes	700,000	700,000
6.5% Drill Rigs Senior Secured Notes
Senior Notes	800,000	800,000
7.25% Ocean Rig Senior Unsecured Notes
Senior Notes	500,000	0
9.5% Ocean Rig Senior Unsecured Notes
Senior Notes	$ 0	$ 500,000